Secured Term Loan Facilities and Revolving Credit Facilities - Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Maturities of Long-term Debt [Abstract]
Due within one year		$ 67,936	$ 66,534
Due in two years		124,479	66,534
Due in three years		202,353	259,053
Due in four years		175,413	193,078
Due in five years		54,388	9,150
Due in more than five years	[1]	61,361	122,593
Total		685,930	716,942
Less: current portion		67,936	66,534
Secured term loan facilities and revolving credit facility, non-current portion	[1]	$ 617,994	$ 650,408

[1]	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 9—Variable Interest Entities to our consolidated financial statements)